Retirement Plans - Summary of Projected Benefit Obligations in Excess of Plan Assets (Detail) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 293.3	$ 3.2
Fair value of plan assets	$ 235.8	$ 0.0